Loans and borrowings	6 Months Ended
Jun. 30, 2024
Loans and borrowings
Loans and borrowings
19.	Loans and borrowings

19.1.Composition of loans and borrowings

	Interest rate*		June 30,	December 31,
	2024	2023	2024	2023
			(Unaudited)
Local currency
Bonds	11.0%	12.4%	5,199,527	5,172,256
Syndicate and commercial loans	12.8%	12.9%	4,155,058	4,323,198
Lease liabilities	9.5%	8.9%	832,385	922,536
			10,186,970	10,417,990
Foreign currency
Bonds (1)	6.8%	6.4%	81,915,520	72,774,985
Commercial and syndicate loans	7.3%	7.2%	21,698,959	21,478,503
Loans from related parties (Nota 30)	6.0%	6.0%	763,891	683,949
Lease liabilities	6.4%	6.0%	454,226	460,100
			104,832,596	95,397,537
			115,019,566	105,815,527
Current			16,039,201	15,550,008
Non–current			98,980,365	90,265,519
			115,019,566	105,815,527

* Weighted average effective interest rate for the end of each period.

(1)	As part of the refinancing and financing strategy, Ecopetrol S.A. successfully issued External Public Debt Bonds in the international capital market on January 9, 2024, for USD$1,850 million, with a maturity of 12 years, with a coupon rate of 8.375%.

Likewise, Ecopetrol S.A. made a public offering of its international bonds maturing in January 2025 (issued in 2014). The nominal amount in circulation of the bond is USD $1,200 million and with a coupon rate of 4.125%. As a result, offers were received for USD$737,350,000 of the total amount of the bonds, reaching a repurchase rate of 61.45%.

During 2024, loans for $10,425,923 were acquired mainly in Ecopetrol S.A. for $7,324,029 and Interconexión Eléctrica S.A. E.S.P. for $2,897,195.

According to the strategy of Ecopetrol Business Group in the integral management of loans and borrowings and their maturities, during 2024, payments for $8,486,656 were made mainly in Ecopetrol S.A. for $6,229,487, Interconexión Eléctrica S.A. E.S.P. for $1,958,584. Likewise, interest payments of $3,571,554 were made mainly in Ecopetrol S.A. for $2,523,567 and in Interconnection Eléctrica S.A. E.S.P. for $977,473.

19.2.Fair value

The fair value of the financial obligations is $111,778,638 and $104,223,267 as of June 30, 2024 (unaudited) and December 31, 2023, respectively.

19.3.Maturity

The following is the maturity profile of loans and borrowings as of June 30, 2024 (unaudited):

	Up to 1 year	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	256,361	1,260,604	1,541,559	2,141,003	5,199,527
Syndicate and commercial loans	543,839	2,332,016	1,081,286	197,917	4,155,058
Lease liabilities	218,081	407,498	205,644	1,162	832,385
	1,018,281	4,000,118	2,828,489	2,340,082	10,186,970
Foreign currency
Bonds	5,199,872	26,637,463	29,716,531	20,361,654	81,915,520
Syndicate and commercial loans	8,974,990	10,896,344	1,332,783	494,842	21,698,959
Lease liabilities	82,167	154,877	161,802	55,380	454,226
Loans from related parties	763,891	—	—	—	763,891
	15,020,920	37,688,684	31,211,116	20,911,876	104,832,596
Balance as of June 30, 2024 (Unaudited)	16,039,201	41,688,802	34,039,605	23,251,958	115,019,566

19.4.Loans designated as hedging instrument

As of June 30, 2024 (unaudited), Ecopetrol has designated USD$16,956 million of debt in foreign currency as a hedging instrument; of which, USD$10,695 million correspond to the hedge of investments in companies with dollar functional currency and USD$6,261 million to the cash flow hedge for future crude oil exports. See Notes 29.3 and 29.4.

19.5.Guarantees and covenants

As of June 30, 2024 (unaudited), the total value of the current guarantees provided by Interconexión Eléctrica S.A. E.S.P. and its companies, within the framework of the definition of paragraph 14 of IFRS 7, used to support growth in its different business units and ensure strategic commercial and operational viability amount to $20,884,877, mainly in: a) Chile for $15,279,882 in Intervial Chile, Ruta del Loa, Ruta de los Ríos, Ruta de la Araucanía and Ruta del Maipo, b) Brazil in ISA CTEEP for $2,925,995, and c) Colombia in Ruta Costera for $2,679,000.

ISA and its companies have commitments (covenants) related to the delivery of periodic financial information and the fulfillment of the obligations originated in the credit contracts with the financial entities, the Ministry of Public Works of Chile, the bondholders, the rating agencies risks, auditors, and municipalities, among others.

Ecopetrol USA and its companies have commitments (covenants) related to the delivery of periodic financial information and compliance with the obligations arising from a volumetric prepayment agreement with a third party.

In the reporting period, the Ecopetrol Business Group has complied with the payment obligations, guarantees and commitments acquired with its bondholders and local and/or international financing entities.